OTG LATIN AMERICA FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

		Shares	Fair Value
13.35%	CORPORATE BONDS

5.17%	ARGENTINA
	Argentina, 5.625%, 1/26/2022	250,000	$103,879
	Banco Hipotecario S.A., 9.750%, 11/30/2020	600,000	518,181
	Buenos Aires, 10.875%, 1/26/2021	100,020	48,011
			670,071
3.51%	BRAZIL
	Centrais Electricas,3.625%, 2/4/2025	200,000	195,900
	CSN Islands XI Corp., 6.75%, 1/28/2028	300,000	258,375
			454,275
1.43%	MEXICO
	Cemex SAB DE CV, 5.450%, 11/19/2029	200,000	184,928
1.41%	NETHERLANDS
	Braskem Netherlands, 4.50%, 1/31/2030	200,000	183,350
1.83%	PERU
	Peru Lng S.R.L., 5.375%, 3/22/2030	300,000	236,943
13.35%	TOTAL CORPORATE BONDS		1,729,567
72.85%	COMMON STOCKS
1.46%	ARGENTINA
	Grupo Supervielle S.A. ADR	15,626	34,377
	IRSA Inversiones y Representaciones S.A. ADR	38,575	116,882
	IRSA Propiedades Comerciales S.A. ADR	390	2,480
	YPF Sociedad Anonima	6,000	34,500
			188,239
37.95%	BRAZIL
	Afya Ltd.*	8,002	187,567
	Ambev S.A. ADR	63,000	166,320
	Banco Bradesco S.A. ADR	203,260	774,421
	BRF S.A. ADR*	57,000	226,290
	Companhia Brasileira de Distribuicao ADR	23,800	311,066
	Cyrela Brazil Realty S.A.	27,190	114,248
	Gerdau S.A. ADR	78,750	233,100
	Hapvida Participacoes e Investimentos S.A.	12,000	137,188
	Itau Unibanco Holdings S.A. ADR	147,100	689,899
	JBS SA	49,880	193,995
	PagSeguro Digital Ltd.*	10,900	385,206
	Petroleo Brasileiro S.A. ADR	114,450	946,502
	Suzano Papel e Celul S.A. ADR	20,000	135,200
	Vale S.A. ADR	40,350	416,008
			4,917,010
3.05%	CHILE
	Banco de Credito e Inversiones	3,634	123,438
	Compania Cervecerias Unidas S.A. ADR	5,234	37,691
	Compania Cervecerias ADR	3,400	48,688
	Enel Americas S.A.	1,230,300	185,728
			395,545
2.54%	COLUMBIA
	Bancolombia SA	8,950	235,474
	Cementos Argos S.A.	102,462	92,701
	Grupo Aval Acciones y Valores S.A.	6,000	1,325
			329,500
12.07%	MEXICO
	Alpek S.A.B. de C.V.	22	16
	Banco del Bajio S.A.*	88,000	74,812
	Betterware de Mexico SA de CV	24,752	242,570
	Cemex S.A.B. de C.V. ADR	207,900	598,752
	Macquarie Mexico Real Estate Management SA de CV	43,392	44,535
	Fibra Uno Administration S.A. de C.V.	97,500	77,416
	Fomento Economico Mexicano S.A.B. de C.V. ADR	52,952	328,270
	Infraestructura Energetica Nova, S.A.B. de CV	26,800	77,341
	Wal-Mart de Mexico S.A.B. de CV	50,000	119,972
			1,563,684

OTG LATIN AMERICA FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

8.01% PERU
Alicorp S.A.A.	67,155	$152,263
Credicorp Ltd.	3,165	423,066
Inretail Peru Corp.	8,729	296,786
Intercorp	6,265	165,647
		1,037,762
0.74%	SPAIN
	Banco Santander S.A. ADR	39,553	95,323
7.03%	UNITED STATES
	Comcast Corp - Class A	2,900	113,042
	Goldman Sachs Group	1,000	197,620
	Medallila, Inc.*	5,600	141,344
	Pluralsight, Inc.*	17,000	306,850
	Tenet Healthcare Corp.*	8,400	152,124
			910,980
72.85%	TOTAL COMMON STOCKS		9,438,043
14.43%	MONEY MARKET FUNDS
	Morgan Stanley Institutional Liquidity Fund
	Institutional Class 1.00%**	1,869,608	1,869,608
100.63%	TOTAL INVESTMENTS		13,037,218
(0.63%)	Liabilities net of other assets		(81,585)
100.00%	NET ASSETS		$12,955,633

*Non-income producing

**Effective 7 day yield as of June 30, 2020

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020:

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Corporate Bonds	$-	$1,729,567	$-	$1,729,567
Common Stocks	9,438,043	-	-	9,438,043
Money Market Funds	1,869,608	-	-	1,869,608
Total Investments	$11,307,651	$1,729,567	$-	$13,037,218

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2020.

At June 30, 2020, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $14,600,201 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$329,886
Gross unrealized depreciation	(1,892,869)
Net unrealized appreciation	$(1,562,983)